Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2019
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2018 on pages 184 to 190 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	7,881	7,855	6,485	6,288
Loans (1)
Residential mortgages	120,708	120,590	119,544	118,609
Consumer instalment and other personal	63,938	64,109	62,687	62,618
Credit cards	8,227	8,227	8,099	8,099
Business and government (2)	217,578	218,195	192,225	191,989
	410,451	411,121	382,555	381,315

Deposits (3)	532,695	533,352	506,742	506,581
Securitization and structured entities’ liabilities	25,621	25,757	25,051	24,838
Subordinated debt	6,953	7,168	6,782	6,834

This table excludes financial instruments with a carrying value approximating fair value, including cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,816 million of loans classified as FVTPL as at April 30, 2019 ($1,450 million as at October 31, 2018).
(3)	Excludes $16,142 million of structured note liabilities designated at fair value through profit or loss and accounted for at fair value ($14,186 million as at October 31, 2018).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and internal models without observable market information as inputs (Level 3) in the valuation of securities, loans, fair value liabilities, derivative assets and derivative liabilities was as follows:

(Canadian $ in millions)				April 30, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	8,176	1,665	-	9,841
Canadian provincial and municipal governments	3,998	4,815	-	8,813
U.S. federal government	11,516	823	-	12,339
U.S. states, municipalities and agencies	47	626	-	673
Other governments	1,231	648	-	1,879
NHA MBS, U.S. agency MBS and CMO	35	9,384	215	9,634
Corporate debt	2,022	5,601	7	7,630
Loans	-	263	-	263
Corporate equity	49,918	1	-	49,919
	76,943	23,826	222	100,991
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	434	91	-	525
Canadian provincial and municipal governments	285	797	-	1,082
U.S. federal government	1	70	-	71
Other governments	-	31	-	31
NHA MBS, U.S. agency MBS and CMO	-	6	-	6
Corporate debt	79	7,616	-	7,695
Corporate equity	1,522	65	1,907	3,494
	2,321	8,676	1,907	12,904
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	10,692	2,236	-	12,928
Canadian provincial and municipal governments	4,744	2,862	-	7,606
U.S. federal government	15,302	2,167	-	17,469
U.S. states, municipalities and agencies	-	4,068	1	4,069
Other governments	2,544	3,838	-	6,382
NHA MBS, U.S. agency MBS and CMO	-	15,196	-	15,196
Corporate debt	1,126	3,823	-	4,949
Corporate equity	-	-	69	69
	34,408	34,190	70	68,668
Business and government Loans	-	644	2,172	2,816
Fair Value Liabilities
Securities sold but not yet purchased	27,930	4,093	-	32,023
Structured note liabilities and other note liabilities	-	16,142	-	16,142
Investment contract liabilities	-	952	-	952
	27,930	21,187	-	49,117
Derivative Assets
Interest rate contracts	7	8,725	-	8,732
Foreign exchange contracts	5	9,506	-	9,511
Commodity contracts	113	1,261	-	1,374
Equity contracts	178	781	-	959
Credit default swaps	-	51	-	51
	303	20,324	-	20,627
Derivative Liabilities
Interest rate contracts	13	6,728	-	6,741
Foreign exchange contracts	3	10,568	-	10,571
Commodity contracts	182	1,030	-	1,212
Equity contracts	98	2,826	-	2,924
Credit default swaps	-	101	-	101
	296	21,253	-	21,549

(Canadian $ in millions)				October 31, 2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	-	10,320
Canadian provincial and municipal governments	4,013	4,689	-	8,702
U.S. federal government	9,465	52	-	9,517
U.S. states, municipalities and agencies	78	1,138	-	1,216
Other governments	1,210	201	-	1,411
NHA MBS, U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	-	199	-	199
Corporate equity	49,946	4	-	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	-	431
Canadian provincial and municipal governments	219	727	-	946
U.S. federal government	69	-	-	69
NHA MBS, U.S. agency MBS and CMO	-	7	-	7
Corporate debt	178	6,643	-	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	-	12,805
Canadian provincial and municipal governments	3,315	3,547	-	6,862
U.S. federal government	16,823	-	-	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	-	4,790
NHA MBS, U.S. agency MBS and CMO	-	13,687	-	13,687
Corporate debt	1,959	1,797	-	3,756
Corporate equity	-	-	62	62
	37,232	25,145	63	62,440
Business and government Loans	-	-	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	-	28,804
Structured note liabilities and other note liabilities	-	14,186	-	14,186
Investment contract liabilities	-	800	-	800
	26,336	17,454	-	43,790
Derivative Assets
Interest rate contracts	18	8,959	-	8,977
Foreign exchange contracts	16	12,983	-	12,999
Commodity contracts	166	1,894	-	2,060
Equity contracts	286	1,872	-	2,158
Credit default swaps	-	10	-	10
	486	25,718	-	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	-	8,634
Foreign exchange contracts	2	11,852	-	11,854
Commodity contracts	295	1,161	-	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	-	36	1	37
	557	23,852	2	24,411

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Changes in Level 3 Instruments Carried At Fair Value

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and six months ended April 30, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended April 30, 2019	Balance January 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	231	(2)	5	87	(114)	-	26	(18)	215	(6)
Corporate debt	6	-	-	6	(5)	-	-	-	7	-
Total trading securities	237	(2)	5	93	(119)	-	26	(18)	222	(6)
FVTPL Securities
Corporate equity	1,786	(4)	27	124	(26)	-	-	-	1,907	4
Total FVTPL securities	1,786	(4)	27	124	(26)	-	-	-	1,907	4
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	64	-	-	5	-	-	-	-	69	na
Total FVOCI securities	65	-	-	5	-	-	-	-	70	na
Business and government Loans	2,429	-	48	97	-	(402)	-	-	2,172	-
Fair Value Liabilities
Securities sold but not yet purchased	7	-	-	(7)	-	-	-	-	-	-
Total fair value liabilities	7	-	-	(7)	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	-	(1)	-	-
Total derivative liabilities	1	-	-	-	-	-	-	(1)	-	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations
(2)	Includes proceeds on securities sold but not yet purchased.

  na – Not applicable

		Change in fair value
(Canadian $ in millions) For the six months ended April 30, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(7)	4	183	(230)	-	45	(35)	215	(7)
Corporate debt	7	-	-	6	(6)	-	-	-	7	-
Total trading securities	262	(7)	4	189	(236)	-	45	(35)	222	(7)
FVTPL Securities
Corporate equity	1,825	10	23	247	(198)	-	-	-	1,907	20
Total FVTPL	1,825	10	23	247	(198)	-	-	-	1,907	20
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	7	-	-	-	-	69	na
Total FVOCI securities	63	-	-	7	-	-	-	-	70	na
Business and government Loans	1,450	7	44	1,214	-	(543)	-	-	2,172	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	(7)	7	-	-	-	-	-
Total fair value liabilities	-	-	-	(7)	7	-	-	-	-	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	(1)	-	-
Total derivative liabilities	2	-	-	-	-	-	-	(2)	-	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations
(2)	Includes proceeds on securities sold but not yet purchased.

  na – Not applicable